FAIR VALUE MEASUREMENTS - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	$ 40,051,450	$ 75,070,642
Receivables for bitcoin collateral	84,838,573
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	40,074,501	75,070,642
Receivables for bitcoin collateral	84,838,573
Fair Value, Measurements, Recurring | Active market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment		35,756
Fair Value, Measurements, Recurring | Observable input (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	40,074,501	$ 75,034,886
Receivables for bitcoin collateral	$ 84,838,573